Assets and Liabilities - Summary of Property, Plant and Equipment (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	kr 3,685
Depreciation, property, plant and equipment	1,371	kr 1,033	kr 654
Property, plant and equipment	4,687	3,685
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	7,598	4,821
Additions	2,365	2,777
Property, plant and equipment	9,963	7,598	4,821
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(3,913)	(2,881)
Depreciation, property, plant and equipment	1,371	1,032
Exchange rate adjustments	(8)
Property, plant and equipment	(5,276)	(3,913)	(2,881)
Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,919
Property, plant and equipment	2,763	1,919
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	5,532	4,419
Additions	1,840	1,113
Property, plant and equipment	7,372	5,532	4,419
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(3,613)	(2,761)
Depreciation, property, plant and equipment	1,004	852
Exchange rate adjustments	(8)
Property, plant and equipment	(4,609)	(3,613)	(2,761)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,766
Property, plant and equipment	1,924	1,766
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,066	402
Additions	525	1,664
Property, plant and equipment	2,591	2,066	402
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(300)	(120)
Depreciation, property, plant and equipment	367	180
Property, plant and equipment	kr (667)	kr (300)	kr (120)